Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Investments in associates and joint ventures
Set out below the associates and joint ventures of the Group as of December 31, 2023 and 2022.

Entity	2022	Equity (iv)	Equity in earnings	Other comprehensive income	Goodwill (i)	2023

Equity-accounted method
Associates (ii.a)	748,306	288,333	73,507	10,139	537,671	1,657,956
Measured at fair value
Associates (iii)	1,523,425	(20,318)	(52,403)	—	—	1,450,704
Total	2,271,731	268,015	21,104	10,139	537,671	3,108,660

Entity	2021	Equity	Equity in earnings	Other comprehensive income	Goodwill (i)	2022

Equity-accounted method
Associates (ii.a)	790,744	(24,257)	(10,930)	(7,251)	—	748,306
Joint ventures (ii.b)	1,197	69	(1,235)	(31)	—	—
Measured at fair value
Associates (iii)	1,221,424	356,302	(54,301)	—	—	1,523,425
Total	2,013,365	332,114	(66,466)	(7,282)	—	2,271,731

(i)Refers to acquisitions of associates and joint ventures. The goodwill recognized includes the amount of expected synergies arising from the investments and includes an element of contingent consideration.
(ii)As of December 31, 2022 and December 31, 2021, includes the interests in the total and voting capital of the following companies: (a) Associates - Wealth High Governance Holding de Participações S.A. (49.9% of the total and voting capital on December 31 2023, and 2022); Primo Rico Mídia, Educacional e Participações Ltda. (21.83% of the total and voting capital on December 31, 2023 and 29.26% on December 31, 2022); Novus Capital Gestora de Recursos Ltda. (27.5% of the total and voting capital on December 31, 2023); NK112 Empreendimentos e Participações S.A. (49.9% of the total and voting capital on December 31, 2023 and 2022)); Ctrl+e Participações Ltda. (“Ável”) (35% of the total and voting capital on December 31, 2023); Monte Bravo Holding JV S.A. (45% of the total and voting capital on December 31, 2023); and Blue3 S.A. (42% of the total and voting capital on December 31, 2023);(b) Joint ventures - the Group’s stake in DuAgro was sold to the market during the last quarter of 2022.
(iii)As mentioned in Note 2 (iii)(c), the Group values the investments held through some proprietary investment funds at fair value. The fair value of investments is presented in the statement of income as ‘Net income/(loss) from financial instruments at fair value through profit or loss’. Contingent consideration amounts related to the investments at fair value held through proprietary investment funds are presented in Note 20.
(iv)On December 31, 2023, includes total or partial disposal of investments in Grimper Capital, BlueMacaw and OHM Research and the minority stake acquisitions in Monte Bravo, Blue3 and Ável (Note 5(ii)(c)(ii)).